UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael McGuire
Title:   Compliance Officer
Phone:   212-407-7352
Signature, Place, Date of Signing:

   Michael McGuire                New York, N.Y.    November 10, 2010


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $147,019
					(in thousands)

List of Other Included Managers:

None

SWISS RE FINANCIAL PRODUCTS CORPORATION
FORM 13F
QUARTER ENDED September 30, 2010

                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
AMGEN INC                        COM             031162100         9,792     177686  SH   Defined         0      177686    0       0
C&D TECHNOLOGIES INC           NOTE 5.500%11/1 124661AC3         2,700    5400000 PRN   Defined         0           0    0     NONE
CHINA HYDROELECTRIC CORP         SPONSORED ADR   16949D101        19,790    3371502  SH   Defined         0     3371502    0       0
ENERGY CONVERSION DEVICES INC    COM               292659109         323      64300  SH   Defined         0       64300    0       0
EVERGREEN SOLAR INC            NOTE 4.000% 7/1 30033RAC2         2,831    7550000 PRN   Defined         0           0    0     NONE
FOREST OIL CORP                  COM               346091705       1,046      35231  SH   Defined         0       35231    0       0
GILEAD SCIENCES INC              COM             375558103         9,661     271296  SH   Defined         0      271296    0       0
GREAT ATLANTIC & PAC TEA INC     COM               390064103         786     198413  SH   Defined         0      198413    0       0
ISHARES TR                       MSCI EAFE IDX     464287465      74,741    1360900  SH   Defined         0     1360900    0       0
MARINER ENERGY INC               COM             56845T305           664      27400  SH   Defined         0       27400    0       0
NABORS INDUSTRIES LTD            COM             G6359F103         6,529     361500  SH   Defined         0      361500    0       0
SYMANTEC CORP                    COM               871503108     18,156    1200000  SH   Defined         0     1200000    0       0